Hedging - Cash Flow Hedging Instruments (Details) (Cash flow hedging instruments, USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	$ (6,183)		$ (1,371)		$ (8,308)		$ (5,772)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(4,206)	[1]	3,069	[1]	(14,430)	[1]	17,103	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	(130)	[1]	342	[1]	(2,107)	[1]	(211)	[1]
Currency Hedge Portfolio
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	(10,201)		(13,580)		(8,518)		(17,755)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(6,114)	[1]	(753)	[1]	(21,328)	[1]	3,628	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	0	[1]	0	[1]	0	[1]	0	[1]
Bunker Fuel Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)	4,018		12,209		210		11,983
Gain (loss) reclassified from accumulated OCI into income (effective portion)	1,908	[1]	3,822	[1]	6,898	[1]	13,475	[1]
Gain (loss) recognized in income on derivative (ineffective portion)	$ (130)	[1]	$ 342	[1]	$ (2,107)	[1]	$ (211)	[1]

[1]	Both the gain (loss) reclassified from accumulated OCI into income (effective portion) and the gain (loss) recognized in income on derivative (ineffective portion, if any) are included in "Net sales" for the currency hedge portfolio and "Cost of sales" for bunker fuel forward contracts.